Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	December 31, 2025			December 31, 2024
	Gross Carrying Amount	Accumulated Depreciation	Net Book Value	Gross Carrying Amount	Accumulated Depreciation	Net Book Value
Vehicles and trailers	$1,655,548	$(47,502)	$1,608,046	$30,485,730	$(1,856,461)	$28,629,269
Equipment	476,756	(306,520)	170,237	339,610	(33,069)	306,541
Land	527,000	-	527,000	732,000	-	732,000
Building	-	-	-	1,630,000	(164,426)	1,465,574
Crude & NGL terminal and related equipment	930,460	(703,000)	227,460	930,460	(566,835)	363,625
Crude Oil Transfer Stations	5,024,220	(2,756,444)	2,267,776	6,570,080	(899,133)	5,670,947
Pipeline and related facilities	43,462,544	(3,961,966)	39,500,578	42,244,680	(771,544)	41,473,136
Finance lease - Right of use assets	-	-	-	12,593,359	(4,367,820)	8,225,539

Construction in process:
Wash Plant Facilities	$6,584,033	$-	$6,584,033	$5,997,566	$-	$5,997,566
Remediation Processing Unit System A	2,892,343	-	2,892,343	2,892,343	-	2,892,343
Remediation Processing Unit System B	2,892,343	-	2,892,343	2,892,343	-	2,892,343
WCCC Tank Expansion	1,627,385	-	1,627,385	1,390,488	-	1,390,488
Total fixed assets	$66,072,632	$(7,775,432)	$58,297,200	$108,698,659	$(8,659,288)	$100,039,371